Consolidated Statements of Changes in Shareholders’ (Deficit) Equity - USD ($)	Class A Common Stock	Class B Common Stock	Common Stock Blade Therapeutics, Inc.	Additional Paid-in Capital Blade Therapeutics, Inc.	Additional Paid-in Capital	Accumulated Deficit Blade Therapeutics, Inc.	Accumulated Deficit	Convertible Preferred Stock Blade Therapeutics, Inc.	Accumulated Other Comprehensive Income (Loss) Blade Therapeutics, Inc.	Blade Therapeutics, Inc.	Total
Balance at Dec. 31, 2019			$ 1,000	$ 2,342,000		$ (99,273,000)		$ 88,529,000	$ 144,000	$ (96,786,000)
Balance (in Shares) at Dec. 31, 2019			6,974,075					82,381,128
Issuance of Series C-1 preferred stock to settle Indemnification Holdback								$ 3,063,000
Issuance of Series C-1 preferred stock to settle Indemnification Holdback (in Shares)								3,033,231
Issuance of common stock upon the exercise of options				101,000						$ 101,000
Issuance of common stock upon the exercise of options (in Shares)			473,594							2,147,445
Repurchase of common stock
Repurchase of common stock (in Shares)			(33,691)
Conversion of Series B preferred stock to common stock				2,485,000				$ (2,485,000)		2,485,000
Conversion of Series B preferred stock to common stock (in Shares)			473,935					(2,369,669)
Stock-based compensation				905,000						905,000
Vesting of early exercised shares and restricted common stock				47,000						47,000
Foreign currency exchange gain (loss)									(472,000)	(472,000)
Net loss						(36,013,000)				(36,013,000)
Balance at Dec. 31, 2020		$ 575	$ 1,000	5,880,000	$ 24,425	(135,286,000)	$ (5,000)	$ 89,107,000	(328,000)	(129,733,000)	$ 20,000
Balance (in Shares) at Dec. 31, 2020		5,750,000	7,887,913					83,044,690
Balance at Sep. 02, 2020
Balance (in Shares) at Sep. 02, 2020
Issuance of Class B ordinary share to Sponsor		$ 575			24,425						25,000
Issuance of Class B ordinary share to Sponsor (in Shares)		5,750,000
Net loss							(5,000)				(5,000)
Balance at Dec. 31, 2020		$ 575	$ 1,000	5,880,000	24,425	(135,286,000)	(5,000)	$ 89,107,000	(328,000)	(129,733,000)	20,000
Balance (in Shares) at Dec. 31, 2020		5,750,000	7,887,913					83,044,690
Sale of 6,000,000 Private Placement Warrants					1,260,000						1,260,000
Accretion for Class A ordinary shares to redemption amount					(1,284,425)		(20,300,743)				$ (21,585,168)
Issuance of Class B ordinary share to Sponsor										20,000,000
Issuance of common stock upon the exercise of options				499,000						$ 499,000
Issuance of common stock upon the exercise of options (in Shares)			2,147,445
Repurchase of common stock (in Shares)											17,500,000
Conversion of Series B preferred stock to common stock (in Shares)										(3,063)
Stock-based compensation				1,396,000						$ 1,396,000
Vesting of early exercised shares and restricted common stock				10,000						10,000
Foreign currency exchange gain (loss)									363,000	363,000
Net loss						(39,529,000)	(6,864,581)			(39,529,000)	$ (6,864,581)
Balance at Dec. 31, 2021		$ 575	$ 1,000	$ 7,785,000		$ (174,815,000)	$ (27,170,324)	$ 89,107,000	$ 35,000	$ (166,994,000)	$ (27,169,749)
Balance (in Shares) at Dec. 31, 2021		5,750,000	10,035,358					83,044,690